Shareholder Report, Holdings (Details)	Jun. 30, 2025
Variable Portfolio – Managed Volatility Conservative Growth Fund - Class 1 | Long Equity Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Variable Portfolio – Managed Volatility Conservative Growth Fund - Class 1 | Long Foreign Exchange Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Variable Portfolio – Managed Volatility Conservative Growth Fund - Class 1 | Long Interest Rate Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Variable Portfolio – Managed Volatility Conservative Growth Fund - Class 1 | Short Equity Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.40%
Variable Portfolio – Managed Volatility Conservative Growth Fund - Class 1 | Short Foreign Exchange Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Variable Portfolio – Managed Volatility Conservative Growth Fund - Class 1 | Short Interest Rate Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Variable Portfolio – Managed Volatility Conservative Growth Fund - Class 1 | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.90%
Variable Portfolio – Managed Volatility Conservative Growth Fund - Class 1 | Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.80%
Variable Portfolio – Managed Volatility Conservative Growth Fund - Class 1 | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
Variable Portfolio – Managed Volatility Conservative Growth Fund - Class 1 | Residential Mortgage-Backed Securities Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Variable Portfolio – Managed Volatility Conservative Growth Fund - Class 1 | Exchange-Traded Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Variable Portfolio – Managed Volatility Conservative Growth Fund - Class 1 | Exchange-Traded Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Variable Portfolio – Managed Volatility Conservative Growth Fund - Class 1 | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Variable Portfolio – Managed Volatility Conservative Growth Fund - Class 2 | Long Equity Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Variable Portfolio – Managed Volatility Conservative Growth Fund - Class 2 | Long Foreign Exchange Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Variable Portfolio – Managed Volatility Conservative Growth Fund - Class 2 | Long Interest Rate Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Variable Portfolio – Managed Volatility Conservative Growth Fund - Class 2 | Short Equity Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.40%
Variable Portfolio – Managed Volatility Conservative Growth Fund - Class 2 | Short Foreign Exchange Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Variable Portfolio – Managed Volatility Conservative Growth Fund - Class 2 | Short Interest Rate Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Variable Portfolio – Managed Volatility Conservative Growth Fund - Class 2 | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.90%
Variable Portfolio – Managed Volatility Conservative Growth Fund - Class 2 | Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.80%
Variable Portfolio – Managed Volatility Conservative Growth Fund - Class 2 | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
Variable Portfolio – Managed Volatility Conservative Growth Fund - Class 2 | Residential Mortgage-Backed Securities Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Variable Portfolio – Managed Volatility Conservative Growth Fund - Class 2 | Exchange-Traded Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Variable Portfolio – Managed Volatility Conservative Growth Fund - Class 2 | Exchange-Traded Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Variable Portfolio – Managed Volatility Conservative Growth Fund - Class 2 | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%